Balance Sheet Details (Schedule Of Property Plant And Equipment) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Balance Sheet Details [Abstract]
Computers and equipment	$ 508,000	$ 921,000
Furniture and fixtures	21,000	21,000
Leasehold improvements	622,000	622,000
Property, Plant and Equipment, Gross, Total	1,151,000	1,564,000
Less accumulated depreciation	(1,115,000)	(1,418,000)
Property, Plant and Equipment, Net, Total	36,000	146,000
Depreciation	$ 71,000	$ 123,000